Outstanding and Exercisable Options (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	7,029,360
Options Outstanding Average remaining contractual life (in years)	6 years 3 months 11 days
Options Outstanding Weighted Average Exercise price per share	$ 7.67
Number exercisable	4,650,934
Options Exercisable Weighted average exercise price per share	$ 8.52
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price per share, lower limit	$ 3.00
Range of exercise price per share, upper limit	$ 4.06
Number Outstanding	715,589
Options Outstanding Average remaining contractual life (in years)	5 years 9 months 4 days
Options Outstanding Weighted Average Exercise price per share	$ 3.40
Number exercisable	341,610
Options Exercisable Weighted average exercise price per share	$ 3.12
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price per share, lower limit	$ 4.10
Range of exercise price per share, upper limit	$ 4.41
Number Outstanding	482,544
Options Outstanding Average remaining contractual life (in years)	9 years 8 months 19 days
Options Outstanding Weighted Average Exercise price per share	$ 4.38
Number exercisable	18,610
Options Exercisable Weighted average exercise price per share	$ 4.28
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price per share, lower limit	$ 4.44
Range of exercise price per share, upper limit	$ 4.63
Number Outstanding	738,375
Options Outstanding Average remaining contractual life (in years)	6 years 8 months 1 day
Options Outstanding Weighted Average Exercise price per share	$ 4.62
Number exercisable	718,149
Options Exercisable Weighted average exercise price per share	$ 4.63
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price per share, lower limit	$ 4.64
Range of exercise price per share, upper limit	$ 4.89
Number Outstanding	806,051
Options Outstanding Average remaining contractual life (in years)	6 years 6 months 15 days
Options Outstanding Weighted Average Exercise price per share	$ 4.85
Number exercisable	657,986
Options Exercisable Weighted average exercise price per share	$ 4.86
Range Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price per share, lower limit	$ 4.90
Range of exercise price per share, upper limit	$ 6.10
Number Outstanding	368,778
Options Outstanding Average remaining contractual life (in years)	7 years 7 days
Options Outstanding Weighted Average Exercise price per share	$ 5.41
Number exercisable	234,677
Options Exercisable Weighted average exercise price per share	$ 5.43
Range Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price per share, lower limit	$ 6.19
Range of exercise price per share, upper limit	$ 6.35
Number Outstanding	846,100
Options Outstanding Average remaining contractual life (in years)	8 years 9 months 26 days
Options Outstanding Weighted Average Exercise price per share	$ 6.35
Number exercisable	229,025
Options Exercisable Weighted average exercise price per share	$ 6.35
Range Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price per share, lower limit	$ 6.38
Range of exercise price per share, upper limit	$ 8.67
Number Outstanding	477,175
Options Outstanding Average remaining contractual life (in years)	4 years 5 months 5 days
Options Outstanding Weighted Average Exercise price per share	$ 7.11
Number exercisable	334,715
Options Exercisable Weighted average exercise price per share	$ 6.88
Range Eight
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price per share, lower limit	$ 8.68
Range of exercise price per share, upper limit	$ 8.77
Number Outstanding	756,850
Options Outstanding Average remaining contractual life (in years)	7 years 4 months 28 days
Options Outstanding Weighted Average Exercise price per share	$ 8.77
Number exercisable	432,949
Options Exercisable Weighted average exercise price per share	$ 8.77
Range Nine
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price per share, lower limit	$ 8.81
Range of exercise price per share, upper limit	$ 11.02
Number Outstanding	873,062
Options Outstanding Average remaining contractual life (in years)	5 years 1 month 13 days
Options Outstanding Weighted Average Exercise price per share	$ 10.27
Number exercisable	718,377
Options Exercisable Weighted average exercise price per share	$ 10.45
Range Ten
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price per share, lower limit	$ 11.27
Range of exercise price per share, upper limit	$ 24.54
Number Outstanding	964,836
Options Outstanding Average remaining contractual life (in years)	3 years
Options Outstanding Weighted Average Exercise price per share	$ 16.21
Number exercisable	964,836
Options Exercisable Weighted average exercise price per share	$ 16.21